Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	£ 8,740
End of period	37,648	£ 8,740
Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	637
End of period	22,339	637
Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	4,807
End of period	8,917	4,807
Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	243
End of period	592	243
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,506
End of period	4,514	2,506
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	547
End of period	1,286	547
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	11,204	5,653
Additions		5,183
Acquired on acquisition of subsidiary		373
Reclassification of assets under construction		0
Foreign currency translation		(5)
End of period		11,204
Cost | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	637	1,973
Additions		631
Acquired on acquisition of subsidiary		0
Reclassification of assets under construction		(1,967)
Foreign currency translation		0
End of period		637
Cost | Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	6,108	2,058
Additions		3,703
Acquired on acquisition of subsidiary		348
Reclassification of assets under construction		0
Foreign currency translation		(1)
End of period		6,108
Cost | Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	345	135
Additions		189
Acquired on acquisition of subsidiary		25
Reclassification of assets under construction		0
Foreign currency translation		(4)
End of period		345
Cost | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	3,335	1,140
Additions		228
Acquired on acquisition of subsidiary		0
Reclassification of assets under construction		1,967
Foreign currency translation		0
End of period		3,335
Cost | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	779	347
Additions		432
Acquired on acquisition of subsidiary		0
Reclassification of assets under construction		0
Foreign currency translation		0
End of period		779
Additions
Reconciliation of changes in property, plant and equipment [abstract]
Additions	31,977
Reclassification of assets under construction	0
Foreign currency translation	47
End of period	43,228
Additions | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Additions	25,755
Reclassification of assets under construction	(4,053)
Foreign currency translation	0
End of period	22,339
Additions | Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	4,391
Reclassification of assets under construction	1,593
Foreign currency translation	42
End of period	12,134
Additions | Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Additions	398
Reclassification of assets under construction	0
Foreign currency translation	3
End of period	746
Additions | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Additions	310
Reclassification of assets under construction	2,460
Foreign currency translation	0
End of period	6,105
Additions | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	1,123
Reclassification of assets under construction	0
Foreign currency translation	2
End of period	1,904
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(2,464)	(1,034)
Foreign currency translation	24	(2)
End of period	(5,580)	(2,464)
Accumulated Depreciation | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	2,880	786
Accumulated Depreciation | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	212	646
Accumulated Depreciation | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	0	0
Foreign currency translation	0	0
End of period	0	0
Accumulated Depreciation | Assets Under Construction | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Assets Under Construction | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(1,301)	(517)
Foreign currency translation	21	(2)
End of period	(3,217)	(1,301)
Accumulated Depreciation | Plant and Equipment | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	1,895	786
Accumulated Depreciation | Plant and Equipment | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	0	0
Accumulated Depreciation | Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(102)	(56)
Foreign currency translation	0	0
End of period	(154)	(102)
Accumulated Depreciation | Fixtures and Fittings | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	27	0
Accumulated Depreciation | Fixtures and Fittings | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	25	46
Accumulated Depreciation | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(829)	(362)
Foreign currency translation	0	0
End of period	(1,591)	(829)
Accumulated Depreciation | Leasehold Improvements | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	626	0
Accumulated Depreciation | Leasehold Improvements | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	136	467
Accumulated Depreciation | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(232)	(99)
Foreign currency translation	3	0
End of period	(618)	(232)
Accumulated Depreciation | Computer Equipment | R&D expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	332	0
Accumulated Depreciation | Computer Equipment | G&A expenses
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation charge	£ 51	£ 133